Revenue from Contract with Customers - Summary of Other Assets Related to Obtain Contracts (Detail) - Other assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning Balance	$ 7.6	$ 6.5	$ 9.3
Additions	3.7	(3.1)	8.6
Disposals	(2.2)	4.2	(11.4)
Ending Balance	9.0	7.6	6.5
Sales Commission [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Additions	1.5	(10.2)	5.9
Disposals	(0.9)	10.2	(5.9)
Ending Balance	0.6
Bank Guarantees [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning Balance	7.6	6.5	9.3
Additions	1.4	1.5	2.6
Disposals	(0.5)	(0.4)	(5.4)
Ending Balance	8.4	7.6	6.5
Off Set Costs [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Additions	0.8	5.6	0.1
Disposals	$ (0.8)	$ (5.6)	$ (0.1)